Accounts Receivable	12 Months Ended
Dec. 31, 2013
Accounts Receivable
5.	Accounts Receivable

Accounts receivable at December 31, 2012 and 2013 consisted of the following (in thousands):

	2012	2013
Accounts receivable	$72,489	$79,230
Allowance for doubtful accounts	(2,255)	(2,227)

	$70,234	$77,003